Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Total revenues	$ 318,278,000		$ 646,790,000		$ 21,839,868
Cost of revenue	314,877,000		641,199,000		11,652,662
Cost of revenue, related party					7,303,516
Total cost of revenues	314,998,000		641,320,000		11,652,662
Gross profit	3,280,000		5,470,000		2,883,690
Operating expenses:
Selling, general and administrative	2,402,000	451,000	4,842,000	1,075,000	3,187,054	2,115,924
Wages and benefits	731,000	36,000	1,472,000	72,000	1,026,034	144,000
Depreciation and amortization	2,004,000		3,992,000		1,598,742
Research and development						745,024
Total operating expenses	5,137,000	487,000	10,306,000	1,147,000	5,811,830	3,004,948
Loss from operations	(1,857,000)	(487,000)	(4,836,000)	(1,147,000)	(2,928,140)	(3,004,948)
Other income (expense):
Interest expense, net	(470,000)		(885,000)		(5,573)
Extinguishment of debt						(265,596)
Change in fair value of contingent consideration	9,886,000		3,972,000		3,387,266
Other income	1,000		4,000		(32,693)
Total other income	9,417,000		3,091,000		3,349,000	(265,596)
Income/(loss) before income taxes	7,560,000	(487,000)	(1,745,000)	(1,147,000)	420,860	(3,270,544)
Income taxes	173,000		273,000		(497,495)
Net income (loss)	7,387,000	(487,000)	(2,018,000)	(1,147,000)	918,355	(3,270,544)
Net income/(loss) attributable to non-controlling interests
Net income/(loss) attributable to the Company	7,387,000	(487,000)	(2,018,000)	(1,147,000)	918,355	(3,270,544)
Other comprehensive income (loss):
Foreign currency translation loss	(8,000)		(95,000)		132,551
Total comprehensive income (loss)	$ 7,379,000	$ (487,000)	$ (2,113,000)	$ (1,147,000)	$ 1,050,906	$ (3,270,544)
Net income/(loss) per share attributable to the Company
Basic (in Dollars per share)	$ 0.08	$ (0.01)	$ (0.02)	$ (0.02)	$ 0.01	$ (0.06)
Diluted (in Dollars per share)	$ 0.08	$ (0.01)	$ (0.02)	$ (0.02)	$ 0.01	$ (0.06)
Weighted average shares outstanding
Basic (in Shares)	92,050,072	67,717,203	90,523,116	67,708,302	73,438,957	57,925,034
Diluted (in Shares)	94,890,591	67,717,203	90,523,116	67,708,302	76,406,977	57,925,034
Revenue
Total revenues	$ 318,174,000		$ 646,686,000		$ 14,551,774
Related Party
Total revenues	104,000		104,000		7,288,094
Cost of revenue, related party	$ 121,000		$ 121,000		$ 7,303,516